Business segment information (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Percentage of net sales
	Year ended March 31,
Product Line	2016	2017	2018
Scales and Others	88%	83%	68%
Pet Electronics Products	6%	9%	16%
Rental and Management	6%	8%	16%
Total	100%	100%	100%

Business segment financial information
	Net sales	Operating income / (loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2016

Scales & Others	22,378	2,922	13,311	614	880
Pet Electronics Products	1,514	197	901	41	59
Rental and Management	1,478	183	4,714	680	-

Total operating segments	25,370	3,302	18,926	1,335	939
Corporate	-	-	4,095	-	-

Group	25,370	3,302	23,021	1,335	939

2017

Scales & Others	15,814	2,916	10,355	515	262
Pet Electronics Products	1,662	307	1,089	54	27
Rental and Management	1,476	(57)	5,465	748	-

Total operating segments	18,952	3,166	16,909	1,317	289
Corporate	-	-	4,057	-	-

Group	18,952	3,166	20,966	1,317	289

2018

Scales & Others	7,862	208	8,211	479	79
Pet Electronics Products	1,861	49	1,944	113	19
Rental and Management	1,800	(19)	5,622	784	266

Total operating segments	11,523	238	15,777	1,376	364
Corporate	-	-	8,978	-	-

Group	11,523	238	24,755	1,376	364

Total property plant and equipment
	March 31,	March 31,
	2017	2018
	$ in thousands	$ in thousands
Hong Kong	1,126	1,092
The PRC	9,168	9,342

Total property, plant and equipment	10,294	10,434

Geographic net export sales
	Year ended March 31,
	2016		2017		2018
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	14,062	55	10,356	55	4,807	42
Germany	4,568	18	2,797	15	3,621	31
The PRC	2,737	11	1,590	8	2,054	18
Netherlands	1,901	8	2,299	12	87	1

	23,268	92	17,042	90	10,569	92

Customer geographic net export sales
		Year Ended March 31,
		2016		2017		2018
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	Scales	3,874	15	2,729	14	3,579	31
Customer B	Scales & Pet Electronics Products	1,738	7	1,563	8	1,662	14
Customer C	Scales	1,969	8	2,435	13	1,599	14
Customer D	Scales	14,145	56	8,472	45	1,115	10

		21,726	86	15,199	80	7,955	69